FINANCIAL INCOME, NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Nonoperating Income (Expense) [Abstract]
Bank charges		$ (539)	$ (533)	$ (310)
Income (expenses) related to hedging activity		(5,529)	963	1,435
Amortization of debt discount and issuance costs		(29,954)	(20,938)	(10,004)
Exchange rate loss		(2,352)	(2,905)	(3,522)
Other financial income	[1]	69,042
Total expenses		30,668	(23,413)	(12,401)
Interest income		16,391	19,792	9,607
Total financial income (expenses), net		47,059	$ (3,621)	$ (2,794)
Amount appreciation of valuation related to holdings in a privately held		$ 66,709

[1]	This includes $66,709 of appreciation of valuation related to holdings in a privately held company, which the Company has held since 2012.